Segment information and information by geographical area (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Sales from operations	€ 82,151	€ 88,797	€ 93,717
Operating profit	5,010	5,238	8,257
Net provisions for contingencies	(1,117)	(1,397)	(1,369)
Depreciation and amortization	(7,349)	(7,600)	(7,479)
Impairments of tangible and intangible assets and right-of-use assets	(1,797)	(3,207)	(2,262)
Reversals of tangible and intangible assets and right-of-use assets	215	307	460
Write-off of tangible and intangible assets and right-of-use assets	(33)	(580)	(535)
Share of profit (loss) from equity-accounted investments	1,161	866	1,336
Total assets	137,069	146,939
Equity-accounted investments	13,155	14,150	12,630
Total liabilities	84,282	91,291
Capital expenditure in tangible and intangible assets	9,229	8,485	9,215
Allocated amounts
Disclosure of operating segments [line items]
Total assets	93,888	103,957	99,664
Total liabilities	42,720	45,820	44,866
Operating segments
Disclosure of operating segments [line items]
Write-off of tangible and intangible assets and right-of-use assets	(33)	(579)
Adjustments of intragroup profits
Disclosure of operating segments [line items]
Operating profit	270	(105)	81
Net provisions for contingencies	47	(13)	(12)
Depreciation and amortization	35	33	34
Total assets	(253)	(457)	(378)
Total liabilities	(90)	(49)	(56)
Capital expenditure in tangible and intangible assets	(40)	(23)	(19)
Unallocated amounts
Disclosure of operating segments [line items]
Total assets	43,181	42,982	42,942
Total liabilities	41,562	45,471	44,096
Exploration & Production
Disclosure of operating segments [line items]
Sales from operations	37,109	38,875	37,961
Exploration & Production | Operating segments
Disclosure of operating segments [line items]
Sales from operations	50,367	54,440	55,773
Operating profit	6,302	6,715	8,693
Net provisions for contingencies	(335)	(282)	(354)
Depreciation and amortization	(6,061)	(6,353)	(6,271)
Impairments of tangible and intangible assets and right-of-use assets	(1,135)	(2,385)	(1,419)
Reversals of tangible and intangible assets and right-of-use assets	54	182	376
Write-off of tangible and intangible assets and right-of-use assets	(30)	(576)	(531)
Share of profit (loss) from equity-accounted investments	1,116	904	1,012
Total assets	60,407	67,572	64,504
Equity-accounted investments	7,562	8,348	6,780
Total liabilities	19,934	20,627	21,461
Capital expenditure in tangible and intangible assets	6,678	6,055	7,135
Exploration & Production | Adjustments of intragroup profits
Disclosure of operating segments [line items]
Sales from operations	(13,258)	(15,565)	(17,812)
Global Gas & LNG Portfolio and Power
Disclosure of operating segments [line items]
Sales from operations	13,102	15,061	19,468
Global Gas & LNG Portfolio and Power | Operating segments
Disclosure of operating segments [line items]
Sales from operations	17,120	18,876	24,168
Operating profit	1,770	(909)	2,626
Net provisions for contingencies	93	(11)	(206)
Depreciation and amortization	(279)	(267)	(295)
Impairments of tangible and intangible assets and right-of-use assets	(17)	(195)	(14)
Reversals of tangible and intangible assets and right-of-use assets	35	94	52
Share of profit (loss) from equity-accounted investments	32	44	49
Total assets	4,988	7,421	7,688
Equity-accounted investments	417	488	534
Total liabilities	4,691	7,230	6,637
Capital expenditure in tangible and intangible assets	109	110	119
Global Gas & LNG Portfolio and Power | Adjustments of intragroup profits
Disclosure of operating segments [line items]
Sales from operations	(4,018)	(3,815)	(4,700)
Refining and Chemicals
Disclosure of operating segments [line items]
Sales from operations	5,223	5,881	6,188
Refining and Chemicals | Operating segments
Disclosure of operating segments [line items]
Sales from operations	18,179	21,210	23,061
Operating profit	(2,485)	(1,681)	(2,121)
Net provisions for contingencies	(346)	(478)	(352)
Depreciation and amortization	(146)	(161)	(142)
Impairments of tangible and intangible assets and right-of-use assets	(482)	(458)	(732)
Reversals of tangible and intangible assets and right-of-use assets	31	3	6
Write-off of tangible and intangible assets and right-of-use assets	(1)
Share of profit (loss) from equity-accounted investments	120	73	381
Total assets	6,377	7,228	7,186
Equity-accounted investments	2,354	2,621	2,724
Total liabilities	4,153	4,253	3,910
Capital expenditure in tangible and intangible assets	663	632	556
Refining and Chemicals | Adjustments of intragroup profits
Disclosure of operating segments [line items]
Sales from operations	(12,956)	(15,329)	(16,873)
Enilive
Disclosure of operating segments [line items]
Sales from operations	16,337	18,670	18,877
Enilive | Operating segments
Disclosure of operating segments [line items]
Sales from operations	19,120	21,139	21,780
Operating profit	499	282	585
Net provisions for contingencies	(42)	(48)	(33)
Depreciation and amortization	(294)	(284)	(261)
Impairments of tangible and intangible assets and right-of-use assets	(60)	(117)	(38)
Reversals of tangible and intangible assets and right-of-use assets	60
Share of profit (loss) from equity-accounted investments	(53)	(43)	(38)
Total assets	6,117	5,893	6,081
Equity-accounted investments	796	899	858
Total liabilities	3,303	2,995	2,900
Capital expenditure in tangible and intangible assets	468	416	428
Enilive | Adjustments of intragroup profits
Disclosure of operating segments [line items]
Sales from operations	(2,783)	(2,469)	(2,903)
Plenitude
Disclosure of operating segments [line items]
Sales from operations	10,118	10,124	11,040
Plenitude | Operating segments
Disclosure of operating segments [line items]
Sales from operations	10,168	10,179	11,102
Operating profit	153	1,307	(659)
Net provisions for contingencies	(43)	(81)	(73)
Depreciation and amortization	(451)	(424)	(404)
Impairments of tangible and intangible assets and right-of-use assets	(7)	(1)	(7)
Reversals of tangible and intangible assets and right-of-use assets		5
Write-off of tangible and intangible assets and right-of-use assets	(2)	(3)	(5)
Share of profit (loss) from equity-accounted investments	(33)	(47)	(55)
Total assets	13,622	13,588	12,692
Equity-accounted investments	1,139	1,019	664
Total liabilities	5,490	5,883	5,436
Capital expenditure in tangible and intangible assets	764	887	636
Plenitude | Adjustments of intragroup profits
Disclosure of operating segments [line items]
Sales from operations	(50)	(55)	(62)
Total reportable segments
Disclosure of operating segments [line items]
Sales from operations	81,889	88,611	93,534
Total reportable segments | Operating segments
Disclosure of operating segments [line items]
Sales from operations	114,954	125,844	135,884
Operating profit	6,239	5,714	9,124
Net provisions for contingencies	(673)	(900)	(1,018)
Depreciation and amortization	(7,231)	(7,489)	(7,373)
Impairments of tangible and intangible assets and right-of-use assets	(1,701)	(3,156)	(2,210)
Reversals of tangible and intangible assets and right-of-use assets	180	284	434
Write-off of tangible and intangible assets and right-of-use assets			(536)
Share of profit (loss) from equity-accounted investments	1,182	931	1,349
Total assets	91,511	101,702	98,151
Equity-accounted investments	12,268	13,375	11,560
Total liabilities	37,571	40,988	40,344
Capital expenditure in tangible and intangible assets	8,682	8,100	8,874
Total reportable segments | Adjustments of intragroup profits
Disclosure of operating segments [line items]
Sales from operations	(33,065)	(37,233)	(42,350)
Corporate and Other activities
Disclosure of operating segments [line items]
Sales from operations	262	186	183
Write-off of tangible and intangible assets and right-of-use assets		(1)
Corporate and Other activities | Operating segments
Disclosure of operating segments [line items]
Operating profit	(1,499)	(371)	(948)
Net provisions for contingencies	(491)	(484)	(339)
Depreciation and amortization	(153)	(144)	(140)
Impairments of tangible and intangible assets and right-of-use assets	(96)	(51)	(52)
Reversals of tangible and intangible assets and right-of-use assets	35	23	26
Write-off of tangible and intangible assets and right-of-use assets			1
Share of profit (loss) from equity-accounted investments	(21)	(65)	(13)
Total assets	2,630	2,712	1,891
Equity-accounted investments	887	775	1,070
Total liabilities	5,239	4,881	4,578
Capital expenditure in tangible and intangible assets	€ 587	€ 408	€ 360